ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	18,571,038	18,617,288
Series Seven [Member]
Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	1,036,100	1,036,100
Series Nine [Member]
Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	4,153,804	4,162,096
Series Ten [Member]
Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,418,225	2,421,225
Series Eleven [Member]
Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,486,124	2,486,499
Series Twelve [Member]
Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,944,170	2,960,395
Series Fourteen [Member]
Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	5,532,615	5,550,973